Operating Segment and Revenue Information	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Operating Segment and Revenue Information	Operating Segment and Revenue Information
Takeda comprises a single operating segment and is engaged in the research, development, manufacturing, marketing and out-licensing of pharmaceutical products. This is consistent with how the financial information is viewed in allocating resources, measuring performance, and forecasting future periods by the CEO who is Takeda’s Chief Operating Decision Maker.
Disaggregation of Revenue Information
Takeda’s revenue from contracts with customers is comprised of the following:
Revenue by Type of Good or Service

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Sales of pharmaceutical products	¥4,163,652	¥4,495,972	¥4,423,111
Out-licensing and service income	100,110	85,579	82,609
Total	¥4,263,762	¥4,581,551	¥4,505,720

Revenue by Business Area and Product

	JPY (millions) For the Year Ended March 31

	2024	2025	2026
Gastroenterology:
ENTYVIO	¥800,919	¥914,098	¥958,042
GATTEX/REVESTIVE	119,252	146,289	145,659
TAKECAB/VOCINTI*	118,526	130,763	143,684
DEXILANT	45,278	38,548	37,259
EOHILIA	200	5,452	8,780
RESOLOR/MOTEGRITY	20,880	19,481	7,261
Others	111,153	102,391	106,776
Total Gastroenterology	1,216,207	1,357,022	1,407,460
Rare Diseases:
TAKHZYRO	178,677	223,163	223,924
ADVATE	122,911	111,758	105,518
ELAPRASE	91,561	97,243	100,485
REPLAGAL	73,553	77,852	80,425
ADYNOVATE/ADYNOVI	66,308	64,613	56,689
LIVTENCITY	19,085	32,997	46,909
VONVENDI	16,188	20,934	25,282
ADZYNMA	425	7,082	11,957
Others	119,715	117,173	111,510
Total Rare Diseases	688,423	752,816	762,698
PDT:
Immunoglobulin	644,587	757,771	790,571
Albumin	133,990	141,381	140,316
FEIBA	40,543	39,431	32,868
HEMOFIL/IMMUNATE/IMMUNINE	19,518	25,586	25,377

	JPY (millions) For the Year Ended March 31

	2024	2025	2026
Others	65,062	68,493	68,392
Total PDT	903,699	1,032,662	1,057,524
Oncology:
ADCETRIS	109,425	129,025	140,213
LEUPLIN/ENANTONE	107,350	119,265	120,789
NINLARO	87,361	91,242	82,109
ICLUSIG	54,706	70,728	75,045
FRUZAQLA	10,080	47,954	55,113
ALUNBRIG	28,524	36,432	36,934
Others	64,915	65,783	69,923
Total Oncology	462,362	560,430	580,126
Vaccines:
QDENGA	9,557	35,580	40,767
Others	40,798	19,832	18,840
Total Vaccines	50,355	55,412	59,607
Neuroscience:
VYVANSE/ELVANSE	423,221	350,607	203,233
TRINTELLIX	104,797	125,735	121,841
ADDERALL XR	41,756	28,430	24,748
Others	57,241	61,044	64,521
Total Neuroscience	627,014	565,816	414,343
Other:
FOSRENOL	13,529	7,911	8,842
AZILVA*	33,636	11,808	7,142
Others	268,536	237,673	207,977
Total Other	315,701	257,392	223,961
Total	¥4,263,762	¥4,581,551	¥4,505,720
* The figures include the amounts of fixed dose combinations and blister packs.
Geographic Information
Takeda’s revenue from contracts with customers is based in the following geographic locations:

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Japan	¥451,391	¥418,462	¥433,110
U.S.	2,195,711	2,379,651	2,164,824
Europe and Canada	966,835	1,055,252	1,146,238
Latin America	198,100	235,848	254,132
China	174,844	191,740	195,136
Asia (excluding Japan & China)	86,375	99,392	98,669
Russia/CIS	72,594	72,356	79,719
Other	117,911	128,849	133,892
Total	¥4,263,762	¥4,581,551	¥4,505,720
“Other” includes the Middle East, Oceania and Africa. This disaggregation provides revenue attributable to countries or regions based on the customer location.
Takeda’s non-current assets are held in the following geographic locations:

	JPY (millions) As of March 31
	2025	2026
Japan	¥317,089	¥281,337
U.S.	7,654,971	7,717,157
Switzerland	799,783	1,018,628
Ireland	872,944	987,923
Other	1,330,348	1,404,855
Total	¥10,975,135	¥11,409,899
Non-current assets exclude financial instruments, deferred tax assets and net defined benefit assets.
Information Related to Major Customers
During the year ended March 31, 2024, Cencora, Inc. (previously called “AmerisourceBergen Corporation”) and its subsidiaries (collectively, “Cencora Group”), McKesson Corporation and its subsidiaries (collectively, “McKesson Group”) and Cardinal Health, Inc. and its subsidiaries (collectively, “Cardinal Health Group”), represented more than 10% of Takeda’s sales. The sales to Cencora Group, McKesson Group and Cardinal Health Group were JPY 579,065 million, JPY 578,767 million and JPY 436,951 million, respectively, for the year ended March 31, 2024.
During the year ended March 31, 2025, McKesson Group and Cencora Group, represented more than 10% of Takeda’s sales. The sales to McKesson Group and Cencora Group were JPY 592,323 million, JPY 577,017 million, respectively, for the year ended March 31, 2025.
During the year ended March 31, 2026, McKesson Group and Cencora Group represented more than 10% of Takeda’s sales. The sales to McKesson Group and Cencora Group were JPY 539,890 million and JPY 470,295 million, respectively, for the year ended March 31, 2026.
Other Revenue Information
Contract Balances

	JPY (millions) As of March 31
	2025	2026
Receivables from contracts with customers
Trade receivables (Note 16)	¥651,414	¥808,025
Contract assets
Unbilled receivables	1,372	1,609
Contract liabilities
Deferred income (Note 23)	23,547	11,575
Advance payments	64	93

Takeda’s contract assets relate to the right to receive consideration where performance was completed based on the contract, and trade receivables are recognized when the right to receive consideration becomes unconditional.
Takeda’s contract liabilities primarily relate to out-licensing arrangements or product purchase and supply agreements where Takeda receives cash consideration prior to the completion of its performance obligations under the agreements. The revenue recognized during the years ended March 31, 2024, 2025, and 2026 that was included in the contract liability balance as of the beginning of the year was JPY 5,526 million, JPY 5,634 million, and JPY 22,532 million, respectively. The revenue recognized during the years ended March 31, 2024, 2025, and 2026 from performance obligations satisfied (or partially satisfied) in previous periods was JPY 80,794 million, JPY 97,560 million, and JPY 108,267 million, respectively, and primarily relates to royalty income.
Transaction price allocated to the remaining performance obligations

	JPY (millions)
	Total	Duration of the remaining performance obligations
		Within one year	Between one and five years	More than five years
Contract liabilities as of March 31, 2025	¥23,611	¥21,781	¥526	¥1,304
Contract liabilities as of March 31, 2026	11,668	7,094	2,812	1,762